TANGIBLE ASSETS - Investment properties - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	$ 637,289	$ 629,553
Investment properties, accumulated adjustments to fair value	269,180	251,410
Investment properties	906,469	880,963
Land
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	301,519	346,398
Investment properties, accumulated adjustments to fair value	184,715	175,866
Investment properties	486,234	522,264
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	335,770	283,155
Investment properties, accumulated adjustments to fair value	84,465	75,544
Investment properties	$ 420,235	$ 358,699